Note 15 - Segment Information - Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Net revenues from unaffiliated customers	$ 10,272	$ 10,823	$ 10,485	$ 8,647	$ 7,939	$ 9,203	$ 11,559	$ 10,188	$ 40,227	$ 38,889
Depreciation/amortization									599	754
Operating income (loss)									4,146	2,562
Earnings (loss) before income tax expense (benefit)	1,613	1,721	749	124	(154)	407	1,659	671	4,207	2,583
Income tax expense (benefit)	612	631	263	43	(187)	97	579	233	1,549	722
Net earnings (loss)	$ 1,001	$ 1,090	$ 486	$ 81	$ 33	$ 310	$ 1,080	$ 438	2,658	1,861
Capital expenditures									339	599
Thermal [Member]
Net revenues from unaffiliated customers									24,033	24,084
Depreciation/amortization									440	581
Operating income (loss)									4,210	4,517
Earnings (loss) before income tax expense (benefit)									4,193	4,479
Income tax expense (benefit)									1,544	1,252
Net earnings (loss)									2,649	3,227
Capital expenditures									262	389
EMS [Member]
Net revenues from unaffiliated customers									16,194	14,805
Depreciation/amortization									159	173
Operating income (loss)									989	(1,229)
Earnings (loss) before income tax expense (benefit)									1,021	(1,170)
Income tax expense (benefit)									376	(327)
Net earnings (loss)									645	(843)
Capital expenditures									77	210
Corporate Segment [Member]
Operating income (loss)									(1,053)	(726)
Earnings (loss) before income tax expense (benefit)									(1,007)	(726)
Income tax expense (benefit)									(371)	(203)
Net earnings (loss)									$ (636)	$ (523)